THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2009)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2009)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED MAY 1, 2009)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED MAY 1, 2009)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED MAY 1, 2009)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED MAY 1, 2009)

This Supplement revises certain information with regard to the International Growth Portfolio contained in the Prospectuses referenced above dated May 1, 2009.

Effective September 25, 2009, in the section titled, “The Funds”, under the heading for Northwestern Mutual Series Fund, Inc., the table is amended to contain the following information for the International Growth Portfolio:

Portfolio	Investment Objective	Sub-adviser (if applicable)
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated August 28, 2009.